Valuation and Qualifying Accounts and Reserves (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2012		Jan. 31, 2011		Jan. 31, 2010
Allowance for Doubtful Accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Fiscal Year	$ 5,395		$ 4,706		$ 5,989
Additions Charged (Credited) to Expenses	1,055		1,863		845
Net Deductions (Recoveries)	(3,568)		(1,163)		(2,253)
Other	47	[1]	(11)	[1]	125	[1]
Balance at End of Fiscal Year	2,929		5,395		4,706
Valuation Allowance on Income Tax Assets [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Fiscal Year	105,960		128,346		156,831
Additions Charged (Credited) to Expenses	16,615		4,284		(15,745)
Net Deductions (Recoveries)	0		0		0
Other	(12,580)	[1]	(26,670)	[1]	(12,740)	[1]
Balance at End of Fiscal Year	109,995		105,960		128,346
Warranties [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Fiscal Year	1,996	[2]	1,292	[2]	1,188	[2]
Additions Charged (Credited) to Expenses	771	[2]	957	[2]	220	[2]
Net Deductions (Recoveries)	(389)	[2]	(121)	[2]	(42)	[2]
Other	(363)	[1],[2]	(132)	[1],[2]	(74)	[1],[2]
Balance at End of Fiscal Year	$ 2,015	[2]	$ 1,996	[2]	$ 1,292	[2]

[1]	Primarily consists of (i) the allocation of tax from continuing operations to discontinued operations, additional paid-in capital and other comprehensive income, and (ii) translation adjustments.
[2]	Included in “Accounts payable and accrued expenses” in the consolidated balance sheets.